RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

(i) Related Parties

Name of Related Parties	Relationship with the Company
Shanghai Keshen Information Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence since December 2021
Shenzhen City Yunjitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 18.52% equity interest and has significant influence
Shenyang Yunrongxin Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence

(ii) The Company had the following related party transactions for the years ended December 31, 2022, 2023 and 2024:

		Year ended December 31,
	Note	2022	2023	2024
		RMB	RMB	RMB
Cloud-based UC&C services provided to a related party:
-Shanghai Keshen Information Technology Co., Ltd.	(a)	34	6	-

CPaaS services provided to related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(b)	1,341	913	162
-Shenzhen City Yunjitong Technology Co., Ltd	(b)	2	-	1
Project development services purchased from related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(c)	-	321	-
-Shanghai Keshen Information Technology Co., Ltd.	(c)	-	3,302	1,981

(a) Cloud-based UC&C services provided to a related party

The Company provided Cloud-based UC&C services to subsidiaries of Shanghai Keshen Information Technology Co., Ltd (“Shanghai Keshen”). Revenues of RMB34, RMB6 and nil, were recorded in the consolidated statements of comprehensive loss for the year ended December 31, 2022,2023 and 2024. Amounts due from Shanghai Keshen were RMB4 and nil as of December 31, 2023 and 2024, which are included in accounts receivable - related parties, net on the consolidated balance sheets. Amounts due to Shanghai Keshen were RMB51 and RMB62, which were deposits as of December 31, 2023 and 2024.

(b) CPaaS services provided to related parties

The Company provided CPaaS services to Shenyang Yunrongxin Technology Co., Ltd (“Shenyang Yunrongxin”). Revenues of RMB1,341, RMB913 and RMB162 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2022, 2023 and 2024, respectively. Amounts due from Shenyang Yunrongxin were RMB700 and RMB389 as of December 31, 2023 and 2024, which are included in accounts receivable - related parties, net on the consolidated balance sheets.

The Company provided CPaaS services to Shenzhen City Yunjitong Technology Co., Ltd (“Shenzhen City Yunjitong”). Revenues of RMB2, nil and RMB1 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2022, 2023 and 2024, respectively.

(c) Outsourcing services purchased from related parties

The Company purchased from Shenyang Yunrongxin project development services, which is included in cost of revenues of nil, RMB321 and nil, for the years ended December 31, 2022, 2023 and 2024, respectively. Amounts due to Shenyang Yunrongxin were RMB150 and RMB91 as of December 31, 2023 and 2024, which are included in accounts amounts due to related parties on the consolidated balance sheets.

The Company purchased project development services from Shanghai Keshen, which is included in cost of revenues of nil, RMB3,302 and RMB1,981, for the years ended December 31, 2022, 2023 and 2024, respectively. Amounts due from Shanghai Keshen were RMB3,350 and RMB2,590, which were prepayment of project development services fee as of December 31, 2023 and 2024, respectively.

The Company purchased project development services from Shenzhen City Yunjitong, amounts due to Shenzhen City Yunjitong were RMB4 and RMB1 as of December 31, 2023 and 2024, which are included in accounts amounts due to related parties on the consolidated balance sheets.

(iii)	The Company had the following related party balances as of December 31, 2023 and 2024:

	Notes	2023	2024
		RMB	RMB
Accounts receivable - related parties, net:
-Shanghai Keshen Information Technology Co., Ltd.	(a)	4	-
-Shenyang Yunrongxin Technology Co., Ltd	(b)	700	389

Amounts due from a related party:
-Shanghai Keshen Information Technology Co., Ltd.	(c)	3,350	2,590
Total amounts due from related parties		3,350	2,590

Amounts due to related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(c)	150	91
-Shenzhen City Yunjitong Technology Co., Ltd	(c)	4	1
-Shanghai Keshen Information Technology Co., Ltd.	(a)	51	62
Total amounts due to related parties		205	154